Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Capital reserves from options granted	Other reserves	Capital reserves from transactions with non- controlling interest	Currency translation differences	Warrants	Accumulated deficit	Total	TotalNon- controlling interests	Total
Balance at Dec. 31, 2017	$ 5,292	$ 55,040	$ 909	$ 538		$ (1,117)	$ 730	$ (55,881)			$ 5,511
TOTAL COMPREHENSIVE LOSS FOR THE YEAR								(6,598)			(6,598)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	3,179	(1,823)	630								1,986
Exercise of warrant, net	12,453	(5,430)									7,023
Stock-based compensation in connection with options granted to employees and service providers			157								157
Expiration of options and warrants		1,155	(425)				(730)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	15,632	(6,098)	362				(730)				9,166
Balance at Dec. 31, 2018	20,924	48,942	1,271	538		(1,117)		(62,479)	$ 8,079		8,079
TRANSACTIONS WITH SHAREHOLDERS:
Other comprehensive income (loss)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR				(13)		(28)		(14,178)	(14,219)		(14,219)
Issuance of shares and warrants	1,878	(1,248)					197		827		827
Transactions with non-controlling interest					$ 11,714				11,714	$ 1,424	13,138
Share in capital reserve of an associate					47				47		47
Stock-based compensation in connection with options granted to employees and service providers			259						259		259
Expiration of options		179	(179)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	1,878	(1,069)	80		11,761		197		12,847	1,424	14,271
Balance at Dec. 31, 2019	22,802	47,873	1,351	525	11,761	(1,145)	197	(76,657)	6,707	1,424	8,131
TRANSACTIONS WITH SHAREHOLDERS:
Loss for the period								(14,178)	(14,178)		(14,178)
Other comprehensive income (loss)				(13)		(28)			(41)		(41)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR				20		27		(4,325)	(4,278)	(2,537)	(6,815)
Purchase of a subsidiary										381	381
Issuance of shares and warrants	53,278	(35,369)			(3,766)		3,632		17,775		17,775
Exercise of warrant, net	16,941	(12,596)					(3,632)		713		713
Issuance of shares and warrants by the Subsidiary					1,956				1,956	2,632	4,588
Conversion into shares and warrants of loan granted to the Subsidiary					(136)				(136)	136
Share in capital reserve of an associate					33				33		33
Stock-based compensation in connection with options granted to employees and service providers			191						191	1,197	1,388
Expiration of options		92	(92)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	70,219	$ (47,873)	99		(1,913)				20,532	4,346	24,878
Balance at Dec. 31, 2020	$ 93,021		$ 1,450	545	$ 9,848	(1,118)	$ 197	(80,982)	22,961	3,233	26,194
TRANSACTIONS WITH SHAREHOLDERS:
Loss for the period								$ (4,325)	(4,325)	(2,525)	(6,850)
Other comprehensive income (loss)				$ 20		$ 27			$ 47	$ (12)	$ 35